Financial liabilities designated at fair value (Detail 2) - CHF (SFr) SFr in Millions		Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		SFr 54,202	SFr 55,017
UBS AG - Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	51,820	52,262
UBS AG - Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	10,653	9,505
UBS AG - Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	41,167	42,757
Other subsidiaries - Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	2,382	2,755
Other subsidiaries - Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	1,502	1,768
Other subsidiaries - Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	879	987
2018
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		20,187
2018 | UBS AG - Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	19,767
2018 | UBS AG - Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	3,339
2018 | UBS AG - Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	16,428
2018 | Other subsidiaries - Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	420
2018 | Other subsidiaries - Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	90
2018 | Other subsidiaries - Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	330
2019
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		7,826
2019 | UBS AG - Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	7,010
2019 | UBS AG - Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	1,350
2019 | UBS AG - Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	5,660
2019 | Other subsidiaries - Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	816
2019 | Other subsidiaries - Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	797
2019 | Other subsidiaries - Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	18
2020
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		5,536
2020 | UBS AG - Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	5,290
2020 | UBS AG - Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	872
2020 | UBS AG - Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	4,418
2020 | Other subsidiaries - Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	246
2020 | Other subsidiaries - Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	52
2020 | Other subsidiaries - Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	194
2021
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		1,772
2021 | UBS AG - Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	1,697
2021 | UBS AG - Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	401
2021 | UBS AG - Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	1,297
2021 | Other subsidiaries - Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	74
2021 | Other subsidiaries - Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	74
2021 | Other subsidiaries - Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	0
2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		2,510
2022 | UBS AG - Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	2,455
2022 | UBS AG - Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	571
2022 | UBS AG - Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	1,883
2022 | Other subsidiaries - Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	55
2022 | Other subsidiaries - Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	7
2022 | Other subsidiaries - Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	48
2023-2027
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		5,866
2023-2027 | UBS AG - Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	5,494
2023-2027 | UBS AG - Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	511
2023-2027 | UBS AG - Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	4,983
2023-2027 | Other subsidiaries - Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	372
2023-2027 | Other subsidiaries - Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	345
2023-2027 | Other subsidiaries - Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	27
Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		10,506
Thereafter | UBS AG - Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	10,107
Thereafter | UBS AG - Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	3,610
Thereafter | UBS AG - Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	6,497
Thereafter | Other subsidiaries - Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	399
Thereafter | Other subsidiaries - Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	136
Thereafter | Other subsidiaries - Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	263
UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		54,202	55,017
UBS AG | UBS AG - Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	51,820	52,262
UBS AG | UBS AG - Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	10,653	9,505
UBS AG | UBS AG - Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	41,167	42,757
UBS AG | Other subsidiaries - Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	2,382	2,755
UBS AG | Other subsidiaries - Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	1,502	1,768
UBS AG | Other subsidiaries - Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	879	SFr 987
UBS AG | 2018
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		20,187
UBS AG | 2018 | UBS AG - Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	19,767
UBS AG | 2018 | UBS AG - Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	3,339
UBS AG | 2018 | UBS AG - Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	16,428
UBS AG | 2018 | Other subsidiaries - Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	420
UBS AG | 2018 | Other subsidiaries - Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	90
UBS AG | 2018 | Other subsidiaries - Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	330
UBS AG | 2019
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		7,826
UBS AG | 2019 | UBS AG - Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	7,010
UBS AG | 2019 | UBS AG - Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	1,350
UBS AG | 2019 | UBS AG - Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	5,660
UBS AG | 2019 | Other subsidiaries - Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	816
UBS AG | 2019 | Other subsidiaries - Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	797
UBS AG | 2019 | Other subsidiaries - Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	18
UBS AG | 2020
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		5,536
UBS AG | 2020 | UBS AG - Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	5,290
UBS AG | 2020 | UBS AG - Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	872
UBS AG | 2020 | UBS AG - Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	4,418
UBS AG | 2020 | Other subsidiaries - Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	246
UBS AG | 2020 | Other subsidiaries - Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	52
UBS AG | 2020 | Other subsidiaries - Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	194
UBS AG | 2021
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		1,772
UBS AG | 2021 | UBS AG - Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	1,697
UBS AG | 2021 | UBS AG - Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	401
UBS AG | 2021 | UBS AG - Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	1,297
UBS AG | 2021 | Other subsidiaries - Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	74
UBS AG | 2021 | Other subsidiaries - Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	74
UBS AG | 2021 | Other subsidiaries - Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	0
UBS AG | 2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		2,510
UBS AG | 2022 | UBS AG - Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	2,455
UBS AG | 2022 | UBS AG - Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	571
UBS AG | 2022 | UBS AG - Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	1,883
UBS AG | 2022 | Other subsidiaries - Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	55
UBS AG | 2022 | Other subsidiaries - Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	7
UBS AG | 2022 | Other subsidiaries - Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	48
UBS AG | 2023-2027
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		5,866
UBS AG | 2023-2027 | UBS AG - Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	5,494
UBS AG | 2023-2027 | UBS AG - Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	511
UBS AG | 2023-2027 | UBS AG - Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	4,983
UBS AG | 2023-2027 | Other subsidiaries - Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	372
UBS AG | 2023-2027 | Other subsidiaries - Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	345
UBS AG | 2023-2027 | Other subsidiaries - Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	27
UBS AG | Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		10,506
UBS AG | Thereafter | UBS AG - Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	10,107
UBS AG | Thereafter | UBS AG - Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	3,610
UBS AG | Thereafter | UBS AG - Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	6,497
UBS AG | Thereafter | Other subsidiaries - Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	399
UBS AG | Thereafter | Other subsidiaries - Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	136
UBS AG | Thereafter | Other subsidiaries - Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	SFr 263

[1]	Comprises instruments issued by the legal entity UBS AG.
[2]	Comprises instruments issued by subsidiaries of UBS AG.